Share capital - Common Shares (Details) $ in Thousands			1 Months Ended	3 Months Ended
	Mar. 10, 2026 shares	May 09, 2025 shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares				0	6,051
Amount
Balance at beginning of period				$ 244,605
Exercise of stock options					$ 213
Issuance of common shares under employee share purchase plan				200	236
Release of restricted share units				0	0
Purchase of common shares held for cancellation				(64,324)	$ (9,544)
Balance at end of period			$ 219,229	$ 219,229
Share capital repurchase amount (in shares) | shares		1,481,659
Share capital public float percent		5.00%
Share capital
Number of shares
Balance at beginning of period (in shares) | shares				28,747,289	30,255,955
Exercise of stock options (in shares)				0	6,051
Issuance of common shares under employee share purchase plan (in shares) | shares				11,081	6,529
Release of restricted share units (in shares) | shares				31,738	16,994
Purchase of common shares held for cancellation (in shares) | shares	(2,941,176)		(153,360)	(3,094,536)	(307,178)
Balance at end of period (in shares) | shares			25,695,572	25,695,572	29,978,351
Amount
Balance at beginning of period				$ 244,605
Exercise of stock options				0	$ 316
Issuance of common shares under employee share purchase plan				226	283
Release of restricted share units				1,090	719
Purchase of common shares held for cancellation				(26,692)	$ (2,326)
Balance at end of period			$ 219,229	$ 219,229